Interest expense	6 Months Ended
Jun. 30, 2022
Interest Expense [Abstract]
Interest expense	Interest expenses
Interest expense consists of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Cash and payment-in-kind interest on debt facilities	(30)	—	(41)	—	(24)
Interest on SFL leases	—	(22)	—	(7)	(55)
Unwinding of debt premium	—	—	1	—	—
Interest expense	(30)	(22)	(40)	(7)	(79)
Cash and payment-in-kind interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Pre-filing senior credit facilities	—	—	—	—	(24)
Post-emergence first-lien senior secured	(3)	—	(5)	—	—
Post-emergence second lien senior secured	(26)	—	(35)	—	—
Post-emergence unsecured convertible bond	(1)	—	(1)	—	—
Cash and payment-in-kind interest	(30)	—	(41)	—	(24)
Interest on SFL Leases
Interest on SFL leases reflects the cost incurred on capital lease agreements between Seadrill and SFL for the West Taurus, West Linus and West Hercules. During the reorganization, the West Taurus lease was rejected and the West Linus and West Hercules were modified to be operating leases, resulting in no further expense being recorded through this line item for the Successor.